Allowance for Doubtful Accounts - Additional Information (Detail) (Naru Entertainment Corporation, KRW) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Commitments and Contingencies Disclosure [Line Items]
Loan receivable, short-term	200	1,000	1,300
Accounts receivable, accrued interest		8.00%
Loan receivable, long-term	1,000
Loan receivable, bad debt reserve	200	1,000
Paid in 2012 from a funding provided by third party
Commitments and Contingencies Disclosure [Line Items]
Loan receivable, short-term		300